Risk Management and Use of Derivative Financial Instruments (Details 6) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] Minimum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] Maximum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Three Month Euribor [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Three Month Euribor [Member] EUR (€)	Dec. 31, 2012 Interest Rate Cap [Member] Libor Three Month [Member] USD ($)	Dec. 31, 2012 Interest Rate Cap [Member] Three Month Euribor [Member] USD ($)	Dec. 31, 2012 Interest Rate Cap [Member] Three Month Euribor [Member] EUR (€)
Derivative Instrument Detail
Ownership Interest	25.00%	25.00%			35.00%	35.00%	27.30%
Notional Amount		€ 112,454				€ 15,970	$ 119,260		€ 53,986
Cap Rate							4.00%	3.00%	3.00%
Effective Interest Rate			5.00%	5.60%	0.90%	0.90%
Spread							1.20%
Effective Date			Jul. 01, 2006	Apr. 01, 2008	Apr. 01, 2012	Apr. 01, 2012	Aug. 01, 2009	Apr. 01, 2012	Apr. 01, 2012
Expiration Date			Oct. 01, 2015	Jul. 01, 2016	Jul. 01, 2013	Jul. 01, 2013	Aug. 01, 2014	Apr. 01, 2017	Apr. 01, 2017
Fair Value	$ (16,601)				$ (86)		$ 1	$ 36